Basis of Presentation	6 Months Ended
Jun. 30, 2025
Basis of Presentation [Abstract]
Basis of Presentation

Note 2 – Basis of Presentation

These unaudited condensed consolidated interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) applicable to interim financial information and the instructions to Form 6-K and Regulation S-X, Rule 10-01. Accordingly, they do not include all of the information and footnotes required for complete annual financial statements and should be read together with the audited consolidated financial statements and notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024.

In the opinion of management, all adjustments considered necessary for a fair presentation of the Company’s financial position and results of operations have been included. All such adjustments are of a normal recurring nature unless otherwise noted.

These unaudited condensed consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern. See Note 4.